Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents, for the purpose of presenting the consolidated statement of cash flows
Cash and cash equivalents per consolidated balance sheet	$ 242,009	$ 279,681
Less: Margin account held with broker	(16,295)	(47,781)
Cash and cash equivalents per consolidated statement of cash flows	$ 225,714	$ 231,900	$ 162,037	$ 225,396